CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		30 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
OTHER INCOME
Interest	$ 12,614	$ 42,753	$ 13,844	$ 86,801	$ 372,970
Gain on disposition of marketable securities	0	313,477	7,373	511,668	1,021,692
Gain on sale of equipment	0	185,787	0	546,995	1,880,140
Gain on sale of subsidiaries (Note 10)	0	0	0	0	474,577
Gain on extinguishment of debt	0	0	0	0	1,304
Foreign currency loss	(8,476)	(25,448)	(7,163)	(21,862)	(22,241)
Total OTHER INCOME	4,138	516,569	14,054	1,123,602	3,728,442
EXPENSES
Corporate general and administrative	1,984,731	1,621,381	4,320,474	4,325,742	14,234,958
Venezuelan operations	160,193	401,016	514,570	748,757	3,514,481
Equipment holding costs	203,879	474,256	560,411	938,561	3,796,846
Write-down of machinery and equipment	0	0	0	0	4,400,755
Corporate communications	284,114	196,754	494,083	379,974	1,640,446
Legal and accounting	496,591	215,431	597,979	302,939	1,562,806
Arbitration (Note 3)	179,684	2,810,820	2,866,863	3,145,845	15,815,869
Total EXPENSES	3,309,192	5,719,658	9,354,380	9,841,818	44,966,161
Loss before interest expense	(3,305,054)	(5,203,089)	(9,340,326)	(8,718,216)	(41,237,719)
Interest expense	(1,602,615)	(1,668,322)	(3,289,322)	(3,318,817)	(16,641,452)
Net loss for the period	$ (4,907,669)	$ (6,871,411)	$ (12,629,648)	$ (12,037,033)	$ (57,879,171)
Net loss per share, basic and diluted	$ (0.08)	$ (0.12)	$ (0.21)	$ (0.20)
Weighted average common shares outstanding	60,281,104	59,471,005	60,148,164	59,414,941